Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	4d pharma plc. (the “Company,” “4D,” “4D pharma,” “we,” “us” or “our”) is furnishing this Amendment No. 1 to its report on Form 6-K originally furnished to the Securities and Exchange Commission (the “SEC”) on October 1, 2021 in relation to its restatement of its Unaudited Condensed Consolidated Interim Financial Statements as of June 30, 2021 and for the six-months ended June 30, 2021 and to amend the related Management’s Discussion and Analysis of Financial Condition and Results of Operations for the six months ended June 30, 2021
Document Period End Date	Jun. 30, 2021
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-40106
Entity Registrant Name	4D pharma plc
Entity Central Index Key	0001830162
Entity Address, Address Line One	5th Floor
Entity Address, Address Line Two	9 Bond Court
Entity Address, City or Town	Leeds
Entity Address, Country	GB
Entity Address, Postal Zip Code	LS1 2JZ